Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Intangibles
Schedule of changes in intangibles

	Goodwill	Concessions	Right of use	Software	Total
Balance at December 31, 2016	3,081	3,301	147	342	6,871
Additions	—	980	—	26	1,006
Disposals	—	(9)	—	—	(9)
Amortization	—	(209)	(2)	(142)	(353)
Translation adjustment	65	(61)	7	3	14
Merger of Valepar (note 30)	964	—	—	—	964
Balance at December 31, 2017	4,110	4,002	152	229	8,493
Cost	4,110	5,075	241	1,554	10,980
Accumulated amortization	—	(1,073)	(89)	(1,325)	(2,487)
Balance at December 31, 2017	4,110	4,002	152	229	8,493
Additions	—	855	—	7	862
Disposals	—	(27)	—	(2)	(29)
Amortization	—	(135)	(2)	(99)	(236)
Translation adjustment	(457)	(634)	(13)	(24)	(1,128)
Balance at December 31, 2018	3,653	4,061	137	111	7,962
Cost	3,653	5,043	201	923	9,820
Accumulated amortization	—	(982)	(64)	(812)	(1,858)
Balance at December 31, 2018	3,653	4,061	137	111	7,962

Schedule of estimated useful lives of intangibles

Useful life
Concessions	3 to 50 years
Right of use	22 to 31 years
Software	5 years